GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General And Administrative Expenses
Salaries and benefits	$ 1,347	$ 1,244	$ 1,196
Office and miscellaneous	286	359	464
Management and consulting fees	461	354	460
Investor relations	171	401	363
Travel and promotion	110	226	323
Professional fees	470	529	247
Directors fees	162	161	158
Regulatory and compliance fees	143	311	101
Depreciation	43	25	15
General and administrative expenses	$ 3,193	$ 3,610	$ 3,327